Investments in Other Entities - Additional Information (Detail) - MXN ($) $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures [line items]
Impairment of investments		$ 143	$ 0	$ 250
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		190	192	3
Promotora Mexicana de Embotelladores, S.A. de C.V. (PIASA)
Disclosure of associates and joint ventures [line items]
Dividend income		79
Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution		466		44
Expense of restructuring activities		24
Alimentos de Soja S.A.U
Disclosure of associates and joint ventures [line items]
Impairment of investments		143
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution		506	560
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Dividend income			16
Leao Alimentos y Bebidas LTDA
Disclosure of associates and joint ventures [line items]
Reduction of issued capital				46
Trop Frutas do Brasil, LTDA.
Disclosure of associates and joint ventures [line items]
Impairment of investments				250
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Percentage of stock sold	100.00%
Associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		$ 25	$ 194	$ 85